Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carry-forwards	¥ 23,868,202	¥ 21,278,950	¥ 14,850,298
Deferred revenue	1,503,346	1,487,912	1,241,114
Accrued and prepaid expenses	1,272,471	1,246,887	1,635,032
Tax credit carry-forwards	370,409	384,960	347,340
Property, plant and equipment, net	301,270	203,847	158,609
Write-downs of inventory	166,004	28,007	47,733
Share-based compensation	81,589	76,708	19,846
Unrealized financing expense	22,334	23,148	64,870
Allowance against receivables	15,822	27,495	28,435
Unrealized foreign exchange loss	2,540	2,362	2,364
Equity securities without readily determinable fair value	953	953	953
Equity method investments	841	329	75
Equity securities with readily determinable fair value	752	942	717
Advertising expenses in excess of deduction limit	42	123	33
Deferred rent		112,041	80,240
Intangible assets		27,478	59,375
Others	6,813	2,900	3,464
Less: Valuation allowance	(27,491,352)	(24,902,819)	(18,538,828)	¥ (12,727,355)
Subtotal	122,036	2,223	1,670
Deferred tax liabilities
Deferred rent	(108,445)
Available for sale debt securities	(89,662)
Equity method investments	(25,575)	(12,367)	(7,283)
Intangible assets	(11,045)
Equity securities using fair value option		(117,323)	(206,734)
Subtotal	(234,727)	(129,690)	(214,017)
Total deferred tax liabilities, net	¥ (112,691)	¥ (127,467)	¥ (212,347)